Property and Equipment, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 23,919,015	$ 3,478,876	¥ 24,076,465	¥ 34,045,260
Impairment charges	5,008,677	$ 728,482
Property and Equipment
Property Plant And Equipment [Line Items]
Impairment charges	¥ 5,008,677		¥ 0	¥ 0